Lease Liabilities (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Monthly lease payments	$ 31,292
Lease Agreement [Member]
Operating lease, maturity date		Jul. 31, 2022
Monthly lease payments		$ 2,221
Incremental borrowing rate		10.00%